MERGERS, ACQUISITIONS, DISPOSALS AND NEW ENTITIES ESTABLISHED (Details) In Millions, except Share data, unless otherwise specified	12 Months Ended				0 Months Ended						12 Months Ended					0 Months Ended							0 Months Ended			0 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 EUR (€)	Apr. 24, 2014 Cpt Investments Ltd [Member]	Dec. 31, 2014 Banca Romaneasca [Member] EUR (€)	Dec. 31, 2013 Banca Romaneasca [Member] EUR (€)	Dec. 31, 2012 Banca Romaneasca [Member] EUR (€)	Mar. 15, 2012 Banca Romaneasca [Member] EUR (€)	Apr. 24, 2014 Aktor Fm Sa [Member] EUR (€)	Dec. 31, 2014 Finansbank [Member] EUR (€)	Dec. 31, 2013 Finansbank [Member] EUR (€)	Dec. 31, 2012 Finansbank [Member] EUR (€)	Sep. 26, 2014 Finansbank [Member] USD ($)	Nov. 09, 2012 Cigna Nederland Gamma B.V.	May 31, 2013 Eurobank Ergasias Sa EUR (€)	Feb. 15, 2013 Eurobank Ergasias Sa	Feb. 15, 2013 Eurobank Ergasias Sa EUR (€)	Dec. 31, 2012 Eurobank Ergasias Sa EUR (€)	May 10, 2013 FBB EUR (€)	Jul. 26, 2013 Probank EUR (€)	Feb. 27, 2015 Plaza West AD (NBG Pangea REIC) EUR (€)	Aug. 12, 2014 MIGRE (NBG Pangaea REIC) EUR (€)	Oct. 22, 2014 MIGRE (NBG Pangaea REIC) EUR (€)	Mar. 20, 2014 Picasso (Pangea) EUR (€)	Nov. 25, 2013 Invel Real Estate (Pangea) EUR (€)	Feb. 15, 2013 Karella (Pangea) EUR (€)	Dec. 31, 2012 Finans Investment Trust (Finanasbank) TRY	Dec. 31, 2012 Finans Leasing (Finanasbank) TRY	Nov. 09, 2012 Cigna Finans Pension (Finansbank) TRY	Sep. 23, 2014 Anthos Properties SA	Aug. 12, 2014 MIG REAL ESTATE REIC EUR (€)	Mar. 20, 2014 Picasso EUR (€)	Feb. 15, 2013 KARELA SA EUR (€)
Gain On Disposal Of Subsidiary [Abstract]
Total cash consideration				€ 88
Plus: Fair value of interest retained				104
Less: Net assets derecognized				(30)
Less: Expenses				(5)
Gain				157
Fair value of interest retained (49%)	0	0	0	104
Less: 49% of net assets derecognized (30 x 49%)				(15)
Portion of gain				89
Gain On Disposal Of Subsidiary Parentheticals [Abstract]
Percentage of fair value interest retained				49.00%
Percentage of net assets derecognized				49.00%
ASSETS
Cash and balance with central bank																					60
Due from banks																					22											3	1	3
Due from banks (Central Bank included)																				46
Loans and advances to customers																				779	2,152
Investment securities																				58	240
Investment property																																		122
Property and equipment																				8	30
Other assets																				49	148											2	2	1
Cash received from HFSF (funding gap)																					563
Premises																																52	76
Fair value of EFSF bonds received from HFSF (funding gap)																				462
Total assets																				1,402	3,215											57	79	126
LIABILITIES
Due to banks																					18												38	55
Due to banks (Central Bank included)																				309
Derivative financial instruments																																		4
Other liabilities																				4	26											2	2	10
Other borrowed funds																																12
Due to customers																				1,066	2,983
Non-controlling interest																					3
Total liabilities & non-controlling interest																				1,379	3,030											14	40	69
Negative goodwill																				23	185
Net assets																																43	39	57
Proportionate share of non controlling interests																																7
Effects Of Changes In Ownership [Abstract]
Net income / (loss) attributable to NBG shareholders	(2,765)	(2,477)	37	(2,537)
Increase in NBG's paid-in-capital for purchase											(46)	0	0
Decrease in NBG's paid-in-capital for purchase						0	0	(7)
Increase / (decrease) in NBG's paid-in-capital due to minor changes in participations in other subsidiaries		0	0	(3)
Transfers (to) / from the non-controlling interest		(46)	0	(10)
Change from net income attributable to NBG shareholders and transfers (to) / from non-controlling interest		(2,523)	37	(2,547)
Mergers Acquisitions Events Of Subsidiaries [Abstract]
Interest acquired percentage									10.21%					5.00%								100.00%	82.81%	13.86%	100.00%		100.00%	32.86%	4.61%
Transaction cost									26					343				17				11	33		38		56	6	22
Ownership percentage after last transaction									99.28%					99.81%										96.67%		34.00%		83.25%	95.33%
Business disposal ownership percentage																														51.00%	100.00%
Purchase number of shares																							11,654,011	1,951,053
Acquired entity number of Shares consideration cost																	271,000,000	271,000,000					3,348,651
Purchase of shares price per share																								€ 3.1
Acquired entity consideration cost of shares																		273					21
Dissolution ownership percentage					100.00%
Disposal of participations interest held in subsidiary										35.00%																66.00%
Business disposal of participations amount										1																				203
Cost of acquired entity consideration recognised payable																									1
Total consideration amount																										653
Contribution in kind																										74
Contribution in kind - property																										68
Contribution in kind - receivable fair value																										6
Consideration paid in cash (in EUR)																						11	12		37		56
Difference between transferred assets and liabilities covered by HFSF																				457	563
Fair value of EFSF bonds																				462
Gross contractual loans and advances to customers																				1,093	2,447
The amount not expected to be collected at the acquisition date																				314	422
Joint Venture of subsidiary															51.00%															49.00%
Bank group shareholding decrease ratio																1.20%
The fair value of the investment immediately after recapitalization																181
Loss from initial balance of AFS investment and fair value of NBG shares	(1,524)	(1,365)	297	(1,366)												92
Subsquent decrease in the fair value of the investment Otti loss																			€ 173